CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance as of December 31, 2024 at Dec. 31, 2023	$ 3	$ 79,863	$ 1,076,391	$ 1,305,128			$ 148,871
Shares, Issued at Dec. 31, 2023	3,200	79,862,655
Issuance of common shares for cash		$ 20	14,980				15,000
Issuance of common shares for cash, shares		20,000
Issuance of common shares for conversion of debt		$ 100,000	(50,000)				50,000
Issuance of common shares for conversion of debt, shares		100,000,000
Share exchange, related parties	$ 10	$ (101,796)	152,843				51,057
Issuance of common shares for conversion of debt, shares	10,200	(101,795,774)
Imputed interest			2,212				2,212
Net gain (loss)				(409,440)			(409,440)
Ending balance, value at Dec. 31, 2024	$ 13	$ 78,087	1,196,426	1,714,568			(440,042)
Shares, Issued at Dec. 31, 2024	13,400	78,086,881
Issuance of common stock for settlement of accrued payroll expenses		$ 322	322,126				322,448
Issuance of common shares for accured payroll, shares		322,448
Issuance of common shares to consultants
Issuance of common shares for cash		$ 3	4,997				5,000
Issuance of common shares for cash, shares		2,500
Issuance of preferred shares for acquisition			8,565,500			719,376	10,937,786
shares	185
Issuance of common shares for conversion of debt, shares	4,210	(42,100,000)
Imputed interest			2,943				2,943
Accretions of redeemable NCI to redemption value
Net gain (loss)							(188,252)
Ending balance, value at Jun. 30, 2025	$ 18	$ 35,312	10,135,087			719,376	10,639,883
Shares, Issued at Jun. 30, 2025	17,895	35,311,829
Balance as of December 31, 2024 at Dec. 31, 2024	$ 13	$ 78,087	1,196,426	1,714,568			(440,042)
Shares, Issued at Dec. 31, 2024	13,400	78,086,881
Issuance of common stock for settlement of accrued payroll expenses		$ 322	322,126				322,448
Issuance of common shares for accured payroll, shares		322,448
Issuance of common shares to consultants		$ 65	261,742				$ 261,807
Issuance of common shares for consultants, shares		65,539					65,539
Issuance of common shares for cash		$ 3	4,997				$ 5,000
Issuance of common shares for cash, shares		2,500
Issuance of preferred shares for acquisition			8,565,500			719,376	10,937,786
shares	185
Share exchange	$ 1	$ (5,000)	4,999
shares	500	(5,000,000)
Share exchange, related parties	$ 4	$ (42,100)	42,096
Issuance of common shares for conversion of debt, shares	4,210	(42,100,000)
Foreign currency translation adjustments					76,892		76,892
Imputed interest			5,152				5,152
Acquisition of non-controlling interest			37,497			(51,366)	(13,869)
Accretions of redeemable NCI to redemption value			2,172				2,172
Net gain (loss)				112,777		66,632	179,409
Ending balance, value at Dec. 31, 2025	$ 18	$ 31,377	10,442,707	1,601,791	76,892	734,642	11,336,755
Shares, Issued at Dec. 31, 2025	18,295	31,377,368
Balance as of December 31, 2024 at Mar. 31, 2025	$ 18	$ 35,309	1,562,851				210,755
Shares, Issued at Mar. 31, 2025	17,710	35,309,329
Issuance of common shares for cash		$ 3	4,997				5,000
Issuance of common shares for cash, shares		2,500
Issuance of preferred shares for acquisition			8,565,500			719,376	10,937,786
shares	185
Imputed interest			1,739				1,739
Accretions of redeemable NCI to redemption value
Net gain (loss)							(93,887)
Ending balance, value at Jun. 30, 2025	$ 18	$ 35,312	10,135,087			719,376	10,639,883
Shares, Issued at Jun. 30, 2025	17,895	35,311,829
Balance as of December 31, 2024 at Dec. 31, 2025	$ 18	$ 31,377	10,442,707	1,601,791	76,892	734,642	11,336,755
Shares, Issued at Dec. 31, 2025	18,295	31,377,368
Issuance of common shares to consultants		$ 16	75,469				75,485
Issuance of common shares for consultants, shares		15,326
Issuance of common shares for conversion of debt, shares	940	(9,400,000)
Foreign currency translation adjustments					118,201		118,201
Accretions of redeemable NCI to redemption value			(46,227)				(46,227)
Net gain (loss)				(1,431,385)		(8,875)	(1,440,260)
Ending balance, value at Jun. 30, 2026	$ 20	$ 17,093	11,044,456	3,033,176	195,093	897,799	10,774,195
Shares, Issued at Jun. 30, 2026	19,725	17,092,694
Balance as of December 31, 2024 at Mar. 31, 2026	$ 20	$ 17,077	10,669,104	1,990,928	124,880	844,940	11,318,003
Shares, Issued at Mar. 31, 2026	19,725	17,077,368
Issuance of common shares to consultants		$ 16	75,469				75,485
Issuance of common shares for consultants, shares		15,326
Foreign currency translation adjustments					70,213		70,213
Accretions of redeemable NCI to redemption value			(15,065)				(15,065)
Net gain (loss)				(1,042,248)		1,705	(1,040,543)
Ending balance, value at Jun. 30, 2026	$ 20	$ 17,093	$ 11,044,456	$ 3,033,176	$ 195,093	$ 897,799	$ 10,774,195
Shares, Issued at Jun. 30, 2026	19,725	17,092,694